CONSOLIDATED STATEMENTS OF LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED STATEMENTS OF LOSS
Revenues	$ 473,403	$ 345,592	$ 317,750
Transaction costs ($220 interest expense and fees associated with related party transaction in 2021, refer to Notes 9 and 18 for further information)	101,476	97,040	94,665
Other operating expenses	124,649	81,976	82,295
Research and development expenses	80,760	52,301	34,772
Sales and marketing expenses	114,331	76,846	61,020
General and administrative expenses	64,399	37,629	31,016
Depreciation and amortization	17,997	17,095	10,341
Total operating expenses	503,612	362,887	314,109
Operating income (loss)	(30,209)	(17,295)	3,641
Financial income (expense):
Gain from change in fair value of Warrants	11,824
Other financial income, net	(6,854)	2,012	524
Financial income (expense), net	4,970	2,012	524
Income (loss) before taxes on income and share in losses of associated company	(25,239)	(15,283)	4,165
Taxes on income	8,711	8,320	4,709
Share in losses of associated company	37	143	81
Net loss	$ (33,987)	$ (23,746)	$ (625)
Per share data
Net loss per share attributable to common stockholders - Basic loss per share	$ (0.33)	$ (0.80)	$ (0.33)
Net loss per share attributable to common stockholders - Diluted loss per share	$ (0.33)	$ (0.80)	$ (0.33)
Weighted average common shares outstanding - Basic	202,881,911	47,007,695	36,114,832
Weighted average common shares outstanding - Diluted	202,881,911	47,007,695	36,114,832